Stockholders' Equity (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended								1 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Class A units	Dec. 31, 2013 Class B units	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 NGP Holdings IPO	Jan. 29, 2014 Rice Holdings IPO	Jan. 29, 2014 Mr. Daniel J. Rice III IPO	Jan. 29, 2014 Rice Partners IPO	Jan. 29, 2014 Incentive Unitholders IPO	Jan. 29, 2014 Rice Drilling B IPO	Aug. 31, 2014 Common Stock ($0.01 par)	Aug. 31, 2014 Common Stock ($0.01 par) IPO Rice Energy Inc	Aug. 31, 2014 Common Stock ($0.01 par) IPO Affiliates of Natural Gas Partners and Alpha Natural Resources	Aug. 30, 2012 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners	Apr. 30, 2013 Natural Gas Partners	Dec. 31, 2012 Natural Gas Partners	Dec. 31, 2013 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners	Dec. 31, 2013 Rice Energy Appalachia LLC (REA) Class B units	Dec. 31, 2012 Rice Energy Appalachia LLC (REA) Class B units	Dec. 31, 2012 Rice Energy Appalachia LLC (REA) Common Stock ($0.01 par)
Class of Stock [Line Items]
Common stock (shares)												43,452,550	20,300,923	2,356,844	20,000,000	160,831	1,728,852
Compensation expense	$ 26,418,000	$ 0	$ 101,695,000	$ 0						$ 3,400,000
Public offering price per share											$ 21.00							$ 27.30
Shares sold in Equity Offering																		13,729,650	7,500,000	6,229,650									13,252,145
Underwriting discounts and commissions			784,000	0														7,700,000
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of underwriting fees			197,072,000	0	195,977,000	96,782,000	7,900,000											196,300,000
Equity commitment																								100,000,000	300,000,000	100,000,000
Percentage of net proceeds from equity commitment invested																								100.00%
Equity commitment funded																					25,000,000	75,000,000	200,000,000
Preferred unit amount					Prior to the reorganization in connection with the Rice Energy IPO, the terms of the governance documents of the Company provided that in the event of any liquidation, dissolution or winding up of the Company, distributions would first be made to members holding senior preferred units until such members have received cumulative distributions in an amount equal to the preferred return as defined in the REA agreement, second to the members holding preferred units in the amount of $49.9 million, then, until the Company had achieved breakeven operations, as defined, to the members holding preferred and Class A common units in proportion to their ownership interests and thereafter to the members in proportion to their ownership units. Following the restructuring, distributions in such event would be made to the sole member.
Repurchased stock unit per unit								$ 1,700	$ 1,700
Option to repurchase units exercised																												2,000
Option to repurchase units exercised, value																												3,400,000
Payments made on behalf of REA																											$ 2,300,000	$ 1,100,000